Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000024828 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024828 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024828 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024828 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024828 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024828 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000024830 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024830 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024830 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024830 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024830 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024830 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024830 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024830 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%